Schedule of maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Leases
2026	$ 178,413
2027
Total future minimum lease payments	178,413
Less imputed interest	(9,465)
Present value of operating lease liabilities	168,948	$ 376,010
Less: current portion	(168,948)	(240,090)
Long-term portion		$ 135,920